UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: January 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (81.33%)
CONSUMER DISCRETIONARY – (22.12%)
Automobiles & Components – (4.08%)
Adient PLC *	320,520	$20,349,815
Delphi Automotive PLC	70,070	4,909,104
		25,258,919
Consumer Durables & Apparel – (0.19%)
Hunter Douglas N.V. (Netherlands)	18,390	1,151,019
Consumer Services – (1.80%)
New Oriental Education & Technology Group, Inc., ADR (China)*	117,500	5,587,125
TAL Education Group, Class A, ADR (China)*	61,650	4,993,033
Xiabu Xiabu Catering Management Co., Ltd. (China)	882,900	580,339
		11,160,497
Media – (5.61%)
Grupo Televisa S.A.B., ADR (Mexico)	335,400	7,512,960
Liberty Global PLC, LiLAC Class C *	26,490	591,257
Liberty Global PLC, Series C *	151,610	5,326,059
Naspers Ltd. - N (South Africa)	134,460	21,332,391
		34,762,667
Retailing – (10.44%)
Amazon.com, Inc. *	35,410	29,159,427
CarMax, Inc. *	160,350	10,696,948
JD.com Inc., Class A, ADR (China)*	510,560	14,499,904
Jumei International Holding Ltd., Class A, ADR (China)*	14,050	60,696
Vipshop Holdings Ltd., Class A, ADR (China)*	907,580	10,273,806
		64,690,781
	Total Consumer Discretionary	137,023,883
ENERGY – (12.80%)
Apache Corp.	392,110	23,456,020
Cabot Oil & Gas Corp.	317,110	6,811,523
Encana Corp. (Canada)	2,695,470	34,394,197
EQT Corp.	116,100	7,039,143
Paramount Resources Ltd., Class A (Canada)*	579,220	7,442,504
Seven Generations Energy Ltd., Class A (Canada)*	5,565	111,236
	Total Energy	79,254,623
FINANCIALS – (16.54%)
Banks – (7.57%)
JPMorgan Chase & Co.	207,240	17,538,721
Wells Fargo & Co.	521,500	29,376,095
		46,914,816
Diversified Financials – (6.47%)
Capital Markets – (1.61%)
Noah Holdings Ltd., ADS (China)*	431,380	9,986,447
Consumer Finance – (0.90%)
American Express Co.	65,200	4,979,976
LendingClub Corp. *	97,720	602,932
		5,582,908
Diversified Financial Services – (3.96%)
Berkshire Hathaway Inc., Class B *	149,200	24,489,688
		40,059,043

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.50%)
Multi-line Insurance – (2.50%)
Sul America S.A. (Brazil)	2,620,200	$15,457,941
	Total Financials	102,431,800
HEALTH CARE – (2.21%)
Health Care Equipment & Services – (1.61%)
Aetna Inc.	84,400	10,010,684
Pharmaceuticals, Biotechnology & Life Sciences – (0.60%)
Valeant Pharmaceuticals International, Inc. (Canada)*	269,310	3,711,092
	Total Health Care	13,721,776
INDUSTRIALS – (8.63%)
Capital Goods – (4.98%)
Brenntag AG (Germany)	23,210	1,346,466
Safran S.A. (France)	158,070	10,698,910
Schneider Electric SE (France)	53,820	3,847,295
United Technologies Corp.	123,730	13,569,469
Wesco Aircraft Holdings, Inc. *	91,620	1,388,043
		30,850,183
Transportation – (3.65%)
CAR Inc. (China)*	4,946,900	4,769,080
InterGlobe Aviation Ltd. (India)	640,340	8,494,450
ZTO Express (Cayman) Inc., Class A, ADR (China)*	747,857	9,325,777
		22,589,307
	Total Industrials	53,439,490
INFORMATION TECHNOLOGY – (15.75%)
Semiconductors & Semiconductor Equipment – (0.86%)
Texas Instruments Inc.	70,150	5,299,131
Software & Services – (13.89%)
58.com Inc., Class A, ADR (China)*	6,200	180,916
Alibaba Group Holding Ltd., ADR (China)*	143,750	14,563,313
Alphabet Inc., Class A *	8,773	7,195,527
Alphabet Inc., Class C *	39,013	31,085,168
Angie's List Inc. *	374,960	2,350,999
ASAC II L.P. *(a)	35,352	33,577
Baidu, Inc., Class A, ADR (China)*	26,250	4,595,588
Facebook Inc., Class A *	83,760	10,915,603
Fang Holdings Ltd., Class A, ADR (China)*	2,030,290	7,735,405
Quotient Technology Inc. *	380,140	4,048,491
YY Inc., Class A, ADR (China)*	81,780	3,359,522
		86,064,109
Technology Hardware & Equipment – (1.00%)
Hollysys Automation Technologies Ltd. (China)	367,740	6,214,806
	Total Information Technology	97,578,046
MATERIALS – (3.28%)
Axalta Coating Systems Ltd. *	305,890	8,870,810
LafargeHolcim Ltd. (Switzerland)	103,636	5,535,017

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Monsanto Co.	54,690	$5,923,474
	Total Materials	20,329,301
TOTAL COMMON STOCK – (Identified cost $444,546,431)		503,778,919
PREFERRED STOCK – (5.81%)
CONSUMER DISCRETIONARY – (5.81%)
Retailing – (5.81%)
Didi Chuxing Joint Co., Series A (China)*(a)	479,462	18,328,442
Grab Inc., Series F (Singapore)*(a)	2,398,770	11,559,793
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	1,630,518	6,086,234
	Total Consumer Discretionary	35,974,469
TOTAL PREFERRED STOCK – (Identified cost $30,396,349)		35,974,469
SHORT-TERM INVESTMENTS – (12.95%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 02/01/17, dated 01/31/17, repurchase value of $15,345,264 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-9.50%, 02/28/17-12/20/46, total market value $15,651,900)	$15,345,000	15,345,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.55%, 02/01/17, dated 01/31/17, repurchase value of $4,702,072 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $4,796,040)	4,702,000	4,702,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.56%, 02/01/17, dated 01/31/17, repurchase value of $38,670,602 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 03/01/18-01/01/47, total market value $39,443,400)	38,670,000	38,670,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.59%, 02/01/17, dated 01/31/17, repurchase value of $21,483,352 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 04/01/25-02/01/47, total market value $21,912,660)	21,483,000	21,483,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $80,200,000)		80,200,000
Total Investments – (100.09%) – (Identified cost $555,142,780) – (b)		619,953,388
Liabilities Less Other Assets – (0.09%)		(554,771)
Net Assets – (100.00%)		$619,398,617

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2017 (Unaudited)

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $36,008,046 or 5.81% of the Fund's net assets as of January 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $556,453,877. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$99,130,567
	Unrealized depreciation	(35,631,056)
	Net unrealized appreciation	$63,499,511

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (81.97%)
CONSUMER DISCRETIONARY – (22.22%)
Consumer Durables & Apparel – (2.07%)
Hunter Douglas N.V. (Netherlands)	35,103	$2,197,076
Consumer Services – (5.18%)
New Oriental Education & Technology Group, Inc., ADR (China)*	50,630	2,407,456
TAL Education Group, Class A, ADR (China)*	34,520	2,795,775
Xiabu Xiabu Catering Management Co., Ltd. (China)	434,740	285,759
		5,488,990
Media – (7.46%)
Grupo Televisa S.A.B., ADR (Mexico)	100,980	2,261,952
Naspers Ltd. - N (South Africa)	35,550	5,640,090
		7,902,042
Retailing – (7.51%)
Ctrip.com International, Ltd., ADR (China)*	21,560	931,608
JD.com Inc., Class A, ADR (China)*	146,840	4,170,256
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	26,784
Vipshop Holdings Ltd., Class A, ADR (China)*	249,230	2,821,283
		7,949,931
	Total Consumer Discretionary	23,538,039
ENERGY – (8.85%)
Encana Corp. (Canada)	621,450	7,929,702
Paramount Resources Ltd., Class A (Canada)*	108,580	1,395,164
Seven Generations Energy Ltd., Class A (Canada)*	2,251	44,994
	Total Energy	9,369,860
FINANCIALS – (11.15%)
Diversified Financials – (7.31%)
Capital Markets – (6.04%)
BM&FBOVESPA S.A. (Brazil)	554,760	3,255,216
Noah Holdings Ltd., ADS (China)*	135,670	3,140,760
		6,395,976
Diversified Financial Services – (1.27%)
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	952,602
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	395,406
		1,348,008
		7,743,984
Insurance – (3.84%)
Multi-line Insurance – (3.84%)
Sul America S.A. (Brazil)	688,400	4,061,235
	Total Financials	11,805,219
HEALTH CARE – (7.96%)
Pharmaceuticals, Biotechnology & Life Sciences – (7.96%)
Novartis AG, ADR (Switzerland)	50,690	3,747,005
Roche Holding AG - Genusschein (Switzerland)	15,650	3,684,958
Valeant Pharmaceuticals International, Inc. (Canada)*	72,150	994,227
	Total Health Care	8,426,190
INDUSTRIALS – (17.16%)
Capital Goods – (10.30%)
Brenntag AG (Germany)	14,320	830,737
Meggitt PLC (United Kingdom)	364,716	1,917,377
Safran S.A. (France)	65,340	4,422,514

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	52,230	$3,733,634
		10,904,262
Commercial & Professional Services – (1.12%)
IWG PLC (United Kingdom)	377,000	1,184,241
Transportation – (5.74%)
CAR Inc. (China)*	1,697,500	1,636,482
InterGlobe Aviation Ltd. (India)	187,957	2,493,350
ZTO Express (Cayman) Inc., Class A, ADR (China)*	156,788	1,955,146
		6,084,978
	Total Industrials	18,173,481
INFORMATION TECHNOLOGY – (7.47%)
Software & Services – (6.47%)
58.com Inc., Class A, ADR (China)*	3,340	97,461
Alibaba Group Holding Ltd., ADR (China)*	27,070	2,742,462
Baidu, Inc., Class A, ADR (China)*	6,255	1,095,063
Fang Holdings Ltd., Class A, ADR (China)*	559,470	2,131,581
YY Inc., Class A, ADR (China)*	19,120	785,449
		6,852,016
Technology Hardware & Equipment – (1.00%)
Hollysys Automation Technologies Ltd. (China)	62,780	1,060,982
	Total Information Technology	7,912,998
MATERIALS – (7.16%)
Air Liquide S.A. (France)	6,240	673,608
LafargeHolcim Ltd. (Switzerland)	74,187	3,962,198
Linde AG (Germany)	18,170	2,951,003
	Total Materials	7,586,809
TOTAL COMMON STOCK – (Identified cost $85,898,408)		86,812,596
PREFERRED STOCK – (8.82%)
CONSUMER DISCRETIONARY – (8.82%)
Retailing – (8.82%)
Didi Chuxing Joint Co., Series A (China)*(a)	128,505	4,912,373
Grab Inc., Series F (Singapore)*(a)	549,889	2,649,943
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	475,314	1,774,205
	Total Consumer Discretionary	9,336,521
TOTAL PREFERRED STOCK – (Identified cost $7,806,305)		9,336,521
SHORT-TERM INVESTMENTS – (9.36%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 02/01/17, dated 01/31/17, repurchase value of $1,897,033 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-9.50%, 02/28/17-12/20/46, total market value $1,934,940)	$1,897,000	1,897,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.55%, 02/01/17, dated 01/31/17, repurchase value of $581,009 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $592,620)	581,000	581,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.56%, 02/01/17, dated 01/31/17, repurchase value of $4,780,074 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-7.50%, 09/01/18-01/01/47, total market value $4,875,600)	$4,780,000	$4,780,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.59%, 02/01/17, dated 01/31/17, repurchase value of $2,655,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 04/01/25-02/01/47, total market value $2,708,100)	2,655,000	2,655,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,913,000)	9,913,000
		Total Investments – (100.15%) – (Identified cost $103,617,713) – (b)	106,062,117
		Liabilities Less Other Assets – (0.15%)	(153,783)
		Net Assets – (100.00%)	$105,908,334

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $9,336,521 or 8.82% of the Fund's net assets as of January 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $103,629,778. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$13,352,415
		Unrealized depreciation	(10,920,076)
		Net unrealized appreciation	$2,432,339

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$137,023,883	$23,538,039
Energy	79,254,623	9,369,860
Financials	102,431,800	11,805,219
Health Care	13,721,776	8,426,190
Industrials	53,439,490	18,173,481
Information Technology	97,544,469	7,912,998
Materials	20,329,301	7,586,809
Total Level 1	503,745,342	86,812,596
Level 2 – Other Significant Observable Inputs:
Short-term securities	80,200,000	9,913,000
Total Level 2	80,200,000	9,913,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	35,974,469	9,336,521
Information Technology	33,577	–
Total Level 3	36,008,046	9,336,521
Total Investments	$619,953,388	$106,062,117

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended January 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2017:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$36,008,753	$9,336,521
Net change in unrealized appreciation (depreciation)	(707)	–
Ending balance	$36,008,046	$9,336,521

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2017	$(707)	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	January 31, 2017	Technique	Input(s)	Amount(s)
Davis Global Fund	Common Stock	$33,577	Discounted Cash Flow	Annualized Yield	2.523%

	Preferred Stock	18,328,442	Market Approach	Transaction Price	$38.2271

	Preferred Stock	11,559,793	Market Approach	Transaction Price	$4.8191

	Preferred Stock	6,086,234	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$36,008,046

Davis International Fund	Preferred Stock	$4,912,373	Market Approach	Transaction Price	$38.2271

	Preferred Stock	2,649,943	Market Approach	Transaction Price	$4.8191

	Preferred Stock	1,774,205	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$9,336,521

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 31, 2017